UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

Wanger USA

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value
	Equities - 99.7%

	Information - 32.1%
	Business Software - 9.1%
533,000	Informatica (a)	$27,838,590
	Enterprise Data Integration Software
413,000	Micros Systems (a)	20,414,590
	Information Systems for Hotels, Restaurants & Retailers
221,000	ANSYS (a)	11,975,990
	Simulation Software for Engineers & Designers
106,000	Concur Technologies (a)	5,877,700
	Web Enabled Cost & Expense Management Software
170,000	Blackbaud	4,630,800
	Software & Services for Non-profits
132,000	Ariba (a)	4,506,480
	Cost Management Software
35,000	Quality Systems	2,916,900
	IT Systems for Medical Groups & Ambulatory Care Centers
163,000	SPS Commerce (a)	2,528,130
	Supply Chain Management Software Delivered via the Web
59,000	Blackboard (a)	2,138,160
	Education Software
64,000	NetSuite (a)	1,861,120
	End to End IT Systems Solutions Delivered Over the Web
64,000	Advent Software (a)	1,834,880
	Asset Management & Trading Systems
		86,523,340
	Semiconductors & Related Equipment - 4.7%
1,111,000	Atmel (a)	15,142,930
	Microcontrollers, Radio Frequency & Memory Semiconductors
488,000	Microsemi (a)	10,106,480
	Analog/Mixed-signal Semiconductors
520,000	ON Semiconductor (a)	5,132,400
	Mixed-signal & Power Management Semiconductors
445,000	Entegris (a)	3,902,650
	Semiconductor Materials Management Products
226,000	Monolithic Power Systems (a)	3,206,940
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
203,000	TriQuint Semiconductor (a)	2,620,730
	Radio Frequency Semiconductors
205,000	Pericom Semiconductor (a)	2,125,850
	Interface Integrated Circuits (ICs) & Frequency Control Products
157,000	Applied Micro Circuits (a)	1,629,660
	Communications Semiconductors
51,883	Supertex (a)	1,155,953
	Analog/Mixed-signal Semiconductors
		45,023,593
	Instrumentation - 4.6%
394,000	IPG Photonics (a)	22,725,920
	Fiber Lasers
122,000	Mettler Toledo (a)	20,984,000
	Laboratory Equipment
		43,709,920
	Telephone and Data Services - 3.0%
970,000	tw telecom (a)	18,624,000
	Fiber Optic Telephone/Data Services
94,000	AboveNet	6,096,840
	Metropolitan Fiber Communications Services
1,120,000	PAETEC Holding (a)	3,740,800
	Telephone/Data Services for Business
		28,461,640
	Telecommunications Equipment - 2.6%
214,000	Polycom (a)	11,095,900
	Video Conferencing Equipment
237,800	Finisar (a)	5,849,880
	Optical Sub-systems & Components
148,000	Blue Coat Systems (a)	4,167,680
	WAN Acceleration & Network Security
133,000	Ixia (a)	2,112,040
	Telecom Network Test Equipment
135,000	Infinera (a)	1,132,650
	Optical Networking Equipment
		24,358,150
	Computer Hardware & Related Equipment - 2.5%
179,000	II-VI (a)	8,905,250
	Laser Optics & Specialty Materials
106,000	Amphenol	5,765,340
	Electronic Connectors
100,000	Zebra Technologies (a)	3,924,000
	Bar Code Printers
110,000	Netgear (a)	3,568,400
	Networking Products for Small Business & Home
48,000	Nice Systems - ADR (Israel) (a)	1,773,120
	Audio & Video Recording Solutions
		23,936,110
	Computer Services - 1.6%
333,000	ExlService Holdings (a)	7,042,950
	BPO (Business Process Outsourcing)
106,000	SRA International (a)	3,006,160
	Government IT Services
450,000	RCM Technologies (a)	2,290,500
	Technology & Engineering Services
375,500	Hackett Group (a)	1,441,920
	IT Integration & Best Practice Research
92,000	Acxiom (a)	1,320,200
	Database Marketing Services
		15,101,730
	Gaming Equipment & Services - 1.2%
264,000	Bally Technologies (a)	9,992,400
	Slot Machines & Software
42,000	WMS Industries (a)	1,484,700
	Slot Machine Provider
		11,477,100
	Contract Manufacturing - 0.7%
135,000	Plexus (a)	4,733,100
	Electronic Manufacturing Services

1

Number of Shares		Value
	Contract Manufacturing — 0.7% (cont)
165,000	Sanmina-SCI (a)	$1,849,650
	Electronic Manufacturing Services
		6,582,750
	Internet Related - 0.6%
44,000	Equinix (a)	4,008,400
	Network Neutral Data Centers
575,000	TheStreet.com	1,926,250
	Financial Information Websites
		5,934,650
	Financial Processors - 0.5%
91,000	Global Payments	4,451,720
	Credit Card Processor

	Mobile Communications - 0.4%
82,000	SBA Communications (a)	3,253,760
	Communications Towers
51,000	Globalstar (a)	64,770
	Satellite Mobile Voice & Data Carrier
		3,318,530
	Business Information & Marketing Services - 0.3%
291,200	Navigant Consulting (a)	2,909,088
	Financial Consulting Firm

	Radio - 0.2%
333,900	Salem Communications	1,252,125
	Radio Stations for Religious Programming
305,000	Spanish Broadcasting System (a)	289,750
	Spanish Language Radio Stations
		1,541,875
	TV Broadcasting - 0.1%
522,000	Entravision Communications (a)	1,414,620
	Spanish Language TV & Radio Stations
Total Information		304,744,816

	Consumer Goods & Services - 17.4%
	Retail - 7.0%
275,000	lululemon athletica (a)	24,488,750
	Premium Active Apparel Retailer
256,000	Abercrombie & Fitch	15,027,200
	Teen Apparel Retailer
129,000	Shutterfly (a)	6,754,440
	Internet Photo-centric Retailer
476,000	Saks (a)	5,383,560
	Luxury Department Store Retailer
330,000	Chico’s FAS	4,917,000
	Women’s Specialty Retailer
382,000	Pier 1 Imports (a)	3,877,300
	Home Furnishing Retailer
315,000	Talbots (a)	1,902,600
	Women’s Specialty Retailer
405,400	Wet Seal (a)	1,735,112
	Specialty Apparel Retailer
60,700	Express	1,186,078
	Dual Gender Fashion Retailer
116,229	Gaiam	767,111
	Healthy Living Catalogs & E-Commerce
6,000	The Fresh Market (a)	226,440
	Specialty Food Retailer
		66,265,591
	Travel - 3.6%
449,700	Gaylord Entertainment (a)	15,595,596
	Convention Hotels
659,500	Avis Budget Group (a)	11,811,645
	Second Largest Car Rental Company
400,000	Hertz (a)	6,252,000
	Largest U.S. Rental Car Operator
		33,659,241
	Furniture & Textiles - 1.9%
630,000	Knoll	13,204,800
	Office Furniture
166,000	Herman Miller	4,563,340
	Office Furniture
		17,768,140
	Apparel - 1.0%
93,500	Warnaco Group (a)	5,347,265
	Global Branded Apparel Manufacturer
153,945	True Religion Apparel (a)	3,613,089
	Premium Denim
		8,960,354
	Casinos & Gaming - 0.9%
328,000	Pinnacle Entertainment (a)	4,467,360
	Regional Casino Operator
115,000	Penn National Gaming (a)	4,261,900
	Regional Casino Operator
		8,729,260
	Food & Beverage - 0.7%
117,000	Diamond Foods	6,528,600
	Culinary Ingredients & Snack Foods

	Other Consumer Services - 0.6%
163,000	Lifetime Fitness (a)	6,081,530
	Sport & Fitness Club Operator

	Consumer Goods Distribution - 0.6%
232,000	Pool	5,593,520
	Distributor of Swimming Pool Supplies & Equipment

	Educational Services - 0.5%
70,000	ITT Educational Services (a)	5,050,500
	Post-secondary Degree Services

	Other Durable Goods - 0.3%
85,000	Jarden	3,023,450
	Branded Household Products

	Leisure Products - 0.3%
83,000	Thor Industries	2,769,710
	RV & Bus Manufacturer

	Restaurants —%
17,700	Bravo Brio Restaurant Group (a)	313,113
	Upscale Casual Italian Restaurants
Total Consumer Goods & Services		164,743,009

	Industrial Goods & Services - 14.5%
	Machinery - 11.7%
631,500	Ametek	27,703,905
	Aerospace/Industrial Instruments
240,100	Nordson	27,625,906
	Dispensing Systems for Adhesives & Coatings
290,000	Donaldson	17,774,100
	Industrial Air Filtration
319,000	Pentair	12,055,010
	Pumps & Water Treatment

2

Number of Shares		Value
	Machinery — 11.7% (cont)
297,300	ESCO Technologies	$11,341,995
	Automatic Electric Meter Readers
128,000	MOOG (a)	5,876,480
	Motion Control Products for Aerospace, Defense & Industrial Markets
111,000	Oshkosh (a)	3,927,180
	Specialty Truck Manufacturer
42,000	WABCO Holdings (a)	2,588,880
	Truck & Bus Component Supplier
57,000	Kennametal	2,223,000
	Consumable Cutting Tools
10,463	HEICO	470,626
	FAA Approved Aircraft Replacement Parts
		111,587,082
	Industrial Materials & Specialty Chemicals - 1.3%
71,000	Albemarle	4,243,670
	Refinery Catalysts & Other Specialty Chemicals
187,000	Drew Industries	4,175,710
	RV & Manufactured Home Components
150,000	Albany International	3,735,000
	Paper Machine Clothing & Advanced Textiles
		12,154,380
	Steel - 0.7%
320,400	GrafTech International (a)	6,609,852
	Industrial Graphite Materials Producer

	Electrical Components - 0.6%
104,000	Acuity Brands	6,082,960
	Commercial Lighting Fixtures

	Water - 0.2%
326,000	Mueller Water Products	1,460,480
	Fire Hydrants, Valves & Ductile Iron Pipes
Total Industrial Goods & Services		137,894,754

	Finance - 11.7%
	Banks - 5.5%
645,837	Valley National Bancorp	9,015,885
	New Jersey/New York Bank
107,000	SVB Financial Group (a)	6,091,510
	Bank to Venture Capitalists
284,000	MB Financial	5,952,640
	Chicago Bank
368,000	TCF Financial	5,836,480
	Great Lakes Bank
253,000	Lakeland Financial	5,738,040
	Indiana Bank
333,000	Whitney Holding	4,535,460
	Gulf Coast Bank
271,000	Associated Banc-Corp	4,024,350
	Midwest Bank
666,200	First Busey	3,384,296
	Illinois Bank
300,260	Pacific Continental	3,059,649
	Pacific Northwest Bank
97,700	Sandy Spring Bancorp	1,803,542
	Baltimore/D.C. Bank
260,000	Wilmington Trust	1,175,200
	Delaware Trust Bank
22,000	Hancock Holding	722,480
	Gulf Coast Bank
504,451	Guaranty Bancorp (a)	650,742
	Colorado Bank
119,582	Green Bankshares (a)(b)	333,634
	Tennessee Bank
		52,323,908
	Finance Companies - 2.6%
138,000	World Acceptance (a)	8,997,600
	Personal Loans
207,000	McGrath Rentcorp	5,644,890
	Temporary Space & IT Rentals
151,000	CAI International (a)	3,904,860
	International Container Leasing
160,000	H&E Equipment Services (a)	3,121,600
	Heavy Equipment Leasing
71,000	Aaron Rents	1,800,560
	Rent to Own
30,000	Textainer Group Holdings	1,114,800
	Top International Container Leasor
		24,584,310
	Brokerage & Money Management - 1.4%
206,000	SEI Investments	4,919,280
	Mutual Fund Administration & Investment Management
444,000	MF Global (a)	3,676,320
	Futures Broker
85,000	Eaton Vance	2,740,400
	Specialty Mutual Funds
100,500	Investment Technology Group (a)	1,828,095
	Electronic Trading
		13,164,095
	Insurance - 1.2%
200,000	Leucadia National	7,508,000
	Insurance Holding Company
151,000	Tower Group	3,628,530
	Commercial & Personal Lines Insurance
		11,136,530
	Savings & Loans - 1.0%
447,000	ViewPoint Financial	5,811,000
	Texas Thrift
142,000	Berkshire Hills Bancorp	2,960,700
	Northeast Thrift
52,011	Kaiser Federal Financial Group	639,735
	Los Angeles Savings & Loan
		9,411,435
Total Finance		110,620,278

	Energy & Minerals - 10.5%
	Oil Services - 6.7%
319,000	FMC Technologies (a)	30,139,120
	Oil & Gas Wellhead Manufacturer
541,100	Atwood Oceanics (a)	25,123,273
	Offshore Drilling Contractor
95,000	Bristow (a)	4,493,500
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers

3

Number of Shares		Value
	Oil Services — 6.7% (cont)
116,000	Hornbeck Offshore (a)	$3,578,600
	Supply Vessel Operator in U.S. Gulf of Mexico
32,000	Tesco (a)	702,400
	Developing New Well Drilling Technologies
		64,036,893
	Oil & Gas Producers - 3.0%
92,000	SM Energy	6,825,480
	Oil & Gas Producer
146,000	Carrizo Oil & Gas (a)	5,391,780
	Oil & Gas Producer
145,000	Northern Oil & Gas (a)	3,871,500
	Small E&P Company in North Dakota Bakken
81,000	Rosetta Resources (a)	3,850,740
	Oil & Gas Producer Exploring in South Texas & Montana
215,000	Houston American Energy	3,313,150
	Oil & Gas Exploration & Production in Colombia
174,000	Quicksilver Resources (a)	2,489,940
	Natural Gas & Coal Steam Gas Producer
47,000	Swift Energy (a)	2,005,960
	Oil & Gas Exploration & Production Co.
19,800	Oasis Petroleum (a)	626,076
	Oil Producer in North Dakota
		28,374,626
	Mining - 0.8%
66,000	Core Laboratories (Netherlands)	6,743,220
	Oil & Gas Reservoir Consulting
100,000	Augusta Resource (a)	513,000
	U.S. Copper/Molybdenum Mine
		7,256,220
Total Energy & Minerals		99,667,739

	Health Care - 8.2%
	Biotechnology & Drug Delivery - 4.5%
254,000	BioMarin Pharmaceutical (a)	6,383,020
	Biotech Focused on Orphan Diseases
318,200	Seattle Genetics (a)	4,954,374
	Antibody-based Therapies for Cancer
126,000	Onyx Pharmaceuticals (a)	4,432,680
	Commercial-stage Biotech Focused on Cancer
80,000	InterMune (a)	3,775,200
	Drugs for Pulmonary Fibrosis & Hepatitis C
384,000	NPS Pharmaceuticals (a)	3,674,880
	Orphan Drugs & Healthy Royalties
352,000	Isis Pharmaceuticals (a)	3,182,080
	Biotech Pioneer in Anti-sense Drugs
122,000	Auxilium Pharmaceuticals (a)	2,619,340
	Biotech Focused on Niche Disease Areas
450,000	Micromet (a)	2,524,500
	Next-generation Antibody Technology
35,000	United Therapeutics (a)	2,345,700
	Biotech Focused on Rare Diseases
455,000	Chelsea Therapeutics (a)	1,774,500
	Biotech Focused on Rare Diseases
130,000	Savient Pharmaceuticals (a)	1,378,000
	Biotech Company Focused on Severe Gout
201,900	Nabi Biopharmaceuticals (a)	1,173,039
	Biotech Focused on Vaccines
101,200	Nektar Therapeutics (a)	958,364
	Drug Delivery Technologies
276,000	Idenix Pharmaceuticals (a)	916,320
	Developer of Drugs for Infectious Diseases
247,400	Allos Therapeutics (a)	784,258
	Cancer Drug Development
242,000	Array Biopharma (a)	740,520
	Drugs for Cancer & Inflammatory Diseases
107,000	Anthera Pharmaceuticals (a)	723,320
	Biotech Focused on Cardiovascular, Cancer & Immunology
738,060	Medicure - Warrants (a)(c)	1,720
	Cardiovascular Biotech Company
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	83
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	43
	High Throughput Rational Drug Design
		42,341,941
	Medical Equipment & Devices - 2.7%
109,000	Alexion Pharmaceuticals (a)	10,756,120
	Biotech Focused on Orphan Diseases
123,000	Sirona Dental Systems (a)	6,169,680
	Manufacturer of Dental Equipment
64,000	Gen-Probe (a)	4,246,400
	Molecular In-vitro Diagnostics
34,000	Idexx Laboratories (a)	2,625,480
	Diagnostic Equipment & Services for Veterinarians
76,000	Pacific Biosciences of California (a)	1,067,800
	Genome Sequencing
45,000	American Medical Systems (a)	973,800
	Medical Devices to Treat Urological Conditions
101,500	Nanosphere (a)	329,875
	Molecular Diagnostics Company with Best of Breed Platform
		26,169,155
	Medical Supplies - 0.6%
164,600	Cepheid (a)	4,612,092
	Molecular Diagnostics
29,000	Neogen (a)	1,200,020
	Food & Animal Safety Products
		5,812,112
	Pharmaceuticals - 0.3%
373,300	Akorn (a)	2,153,941
	Develops, Manufactures & Sells Specialty Generic Drugs
46,800	Alimera Sciences (a)	365,040
	Ophthalmogy-focused Pharmaceutical Company
		2,518,981

4

Number of Shares		Value
	Health Care Services - 0.1%
100,000	Health Management Associates (a)	$1,090,000
	Non-urban Hospitals
Total Health Care		77,932,189

	Other Industries - 5.3%
	Real Estate - 4.3%
503,000	Extra Space Storage	10,417,130
	Self Storage Facilities
469,600	BioMed Realty Trust	8,931,792
	Life Science-focused Office Buildings
935,000	Kite Realty Group	4,964,850
	Community Shopping Centers
102,000	Kilroy Realty	3,960,660
	Southern California Office & Industrial Properties
100,000	Corporate Office Properties	3,614,000
	Office Buildings
122,200	Dupont Fabros Technology	2,963,350
	Technology-focused Office Buildings
264,000	Education Realty Trust	2,119,920
	Student Housing
341,000	DCT Industrial Trust	1,892,550
	Industrial Properties
119,000	Associated Estates Realty	1,889,720
	Multi-family Properties
60,000	Summit Hotel Properties (a)	596,400
	Owner of Select Service Hotels
		41,350,372
	Transportation - 1.0%
100,500	World Fuel Services	4,081,305
	Global Fuel Broker
134,487	Rush Enterprises, Class A (a)	2,662,843
	Truck Sales & Services
140,000	Heartland Express	2,458,400
	Regional Trucker
		9,202,548
Total Other Industries		50,552,920

Total Equities (Cost: $557,664,096) - 99.7%		946,155,705

Securities Lending Collateral —%
42,000	Dreyfus Government Cash Management Fund (d) (7 day yield of 0.00%)	42,000

Total Securities Lending Collateral (Cost: $42,000)		42,000

Principal Amount
Short-Term Obligation - 0.6%
Repurchase Agreement - 0.6%
$5,750,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 12/01/17, market value $5,868,200 (repurchase proceeds $5,750,011)	5,750,000

Total Short-Term Obligation (Cost: $5,750,000)	5,750,000

Total Investments (Cost: $563,456,096)(e) - 100.3%	951,947,705

Obligation to Return Collateral for Securities Loaned (—)%	(42,000)

Cash and Other Assets Less Liabilities - (0.3)%	(2,413,645)

Total Net Assets - 100.0%	$949,492,060

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

5

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP.  These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows.  Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued.  Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost.  Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in Level 2.  Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$304,744,816	$—	$—	$304,744,816
Consumer Goods & Services	164,743,009	—	—	164,743,009
Industrial Goods & Services	137,894,754	—	—	137,894,754
Finance	110,620,278	—	—	110,620,278
Energy & Minerals	99,667,739	—	—	99,667,739
Health Care	77,930,343	1,720	126	77,932,189
Other Industries	50,552,920	—	—	50,552,920
Total Equities	946,153,859	1,720	126	946,155,705
Total Short-Term Obligation	—	5,750,000	—	5,750,000
Total Securities Lending Collateral	42,000	—	—	42,000
Total Investments	$946,195,859	$5,751,720	$126	$951,947,705

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon a market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Health Care	$1,137	$—	$(1,011)	$—	$—	$—	$—	$126
	$1,137	$—	$(1,011)	$—	$—	$—	$—	$126

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $1,011.

(a)              Non-income producing security.

(b)              All or a portion of this security was on loan at March 31, 2011. The total market value of Fund securities on loan at March 31, 2011 was $39,060.

6

(c)               Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the market value of these securities amounted to $1,846 which represents less than 0.01% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Medicure — Warrants	12/22/06	738,060	$—	$1,720
Locus Pharmaceuticals,
Series A-1, Pfd.	9/05/01	25,000	1,000,000	83
Locus Pharmaceuticals,
Series B-1, Pfd.	2/08/07	12,886	37,369	43
			$1,037,369	$1,846

(d)              Investment made with cash collateral received from securities lending activity.

(e)               At March 31, 2011, for federal income tax purposes, the cost of investments was $563,456,096 and net unrealized appreciation was $388,491,609 consisting of gross unrealized appreciation of $430,897,402 and gross unrealized depreciation of $42,405,793.

ADR = American Depositary Receipts

7

Wanger International

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value
	Equities - 97.2%

	Europe - 39.6%
	United Kingdom 8.4%
294,428	Intertek Group	$9,607,012
	Testing, Inspection & Certification Services
975,093	Serco	8,728,478
	Facilities Management
728,510	Chemring	8,081,389
	Defense Manufacturer of Countermeasures & Energetics
7,592,066	Archipelago Resources (a)	6,987,808
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
2,250,000	Charles Taylor (b)	5,053,227
	Insurance Services
1,351,713	Cobham	4,991,696
	Aerospace Components
259,000	Petropavlovsk	4,146,566
	Gold & Iron Ore Mining in Russia
9,309,131	Workspace Group	4,069,433
	United Kingdom Real Estate
310,000	JLT Group	3,441,328
	International Business Insurance Broker
92,000	Premier Oil (a)	2,942,871
	Oil & Gas Producer in Europe, Pakistan & Asia
443,315	Abcam	2,681,094
	Online Sales of Antibodies
91,875	Rotork	2,573,356
	Valve Actuators for Oil & Water Pipelines
400,000	GlobeOp Financial Services	2,566,719
	Hedge Fund Administrator
103,604	Tullow Oil	2,406,597
	Oil & Gas Producer
204,598	Smith & Nephew	2,307,358
	Medical Equipment & Supplies
345,705	FlyBe (a)	1,441,907
	Largest European Regional Airline
238,400	Sterling Resources (a)	1,069,665
	Oil & Gas Exploration - Europe
556,698	PureCircle (a)	986,825
	Natural Sweeteners
129,200	Shaftesbury	980,559
	London Prime Retail REIT
250,000	SKIL Ports & Logistics (a)	826,163
	Indian Container Port Project
161,600	Sterling Resources (a)(c)	710,573
	Oil & Gas Exploration - Europe
		76,600,624
	Netherlands - 6.6%
270,386	Imtech	10,035,769
	Electromechanical & Information & Communications Technologies Installation & Maintenance
112,342	Fugro	9,899,741
	Sub-sea Oilfield Services
154,474	Vopak	7,432,350
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
181,101	Koninklijke TenCate	7,423,781
	Advanced Textiles & Industrial Fabrics
312,364	Aalberts Industries	7,412,711
	Flow Control & Heat Treatment
217,414	Unit 4 Agresso	7,394,856
	Business Software Development
171,466	Arcadis	4,144,391
	Engineering Consultants
160,900	USG People (a)	3,329,200
	Temporary Staffing Services
30,034	Core Laboratories	3,068,574
	Oil & Gas Reservoir Consulting
		60,141,373
	France - 5.2%
90,000	Neopost	7,883,739
	Postage Meter Machines
85,100	Eurofins Scientific	7,505,167
	Food, Pharmaceuticals & Materials Screening & Testing
131,200	Saft	5,574,378
	Niche Battery Manufacturer
40,000	Rubis	4,774,261
	Tank Storage & Liquefied Petroleum Gas Distribution
92,000	Gemalto	4,524,919
	Smart Card Products & Solutions
80,200	Mersen	4,447,492
	Advanced Industrial Materials
44,000	Pierre & Vacances	3,866,120
	Vacation Apartment Lets
99,500	Teleperformance	3,751,607
	Call Center Operator
29,600	Norbert Dentressangle	3,173,869
	Leading European Logistics & Transport Group
261,133	Hi-Media (a)	1,317,476
	Online Advertiser in Europe
56,000	Toreador Resources (a)	603,680
	Drilling for Oil in France’s Paris Basin
		47,422,708
	Germany - 3.8%
93,000	Rheinmetall	7,706,319
	Defense & Automotive
309,494	Wirecard	5,550,669
	Online Payment Processing & Risk Management
20,509	Rational	4,882,978
	Commercial Ovens
72,636	CTS Eventim	4,686,330
	Event Ticket Sales
35,000	Vossloh	4,681,931
	Rail Infrastructure & Diesel Locomotives
165,582	Rhoen-Klinikum	3,590,339
	Health Care Services
75,800	Elringklinger	2,390,715
	Automobile Components
45,390	Deutsche Beteiligungs	1,308,726
	Private Equity Investment Management
		34,798,007

Number of Shares		Value
	Switzerland - 3.3%
3,213	Sika	$7,737,785
	Chemicals for Construction & Industrial Applications
48,116	Kuehne & Nagel	6,731,525
	Freight Forwarding/Logistics
27,386	Geberit	5,963,201
	Plumbing Supplies
27,030	Partners Group	5,167,630
	Private Markets Asset Management
98,509	Bank Sarasin & Cie	4,289,995
	Private Banking
		29,890,136
	Sweden - 2.9%
640,469	Hexagon	15,291,541
	Measurement Equipment & Software
572,110	Sweco	5,891,594
	Engineering Consultants
136,426	East Capital Explorer (a)	1,848,005
	Sweden-based RUS/CEE Investment Fund
92,000	Unibet	1,847,463
	European Online Gaming Operator
102,909	Orc Software	1,630,396
	Software for Securities Trading, Analysis & Risk Management
		26,508,999
	Italy - 2.8%
66,000	Tod’s	7,777,449
	Leather Shoes & Bags
306,600	Ansaldo STS	4,492,868
	Railway Systems Integrator
615,959	Credito Emiliano	4,043,443
	Italian Regional Bank
519,100	Geox	3,266,367
	Apparel & Shoe Maker
1,422,000	CIR (a)	3,194,183
	Italian Holding Company
621,000	Terna	2,972,913
	Italian Power Transmission
		25,747,223
	Ireland - 1.2%
1,767,900	United Drug	5,762,574
	Irish Pharmaceutical Wholesaler & Outsourcer
65,507	Paddy Power	2,868,647
	Irish Betting Services
42,721	Aryzta	2,146,291
	Baked Goods
		10,777,512
	Denmark - 1.1%
44,677	Novozymes	6,840,136
	Industrial Enzymes
23,000	SimCorp	3,685,281
	Software for Investment Managers
		10,525,417
	Finland - 0.9%
143,341	Stockmann (d)	4,306,627
	Department Store & Fashion Retailer in Scandinavia & Russia
262,125	Poyry	3,993,447
	Engineering Consultants
		8,300,074
	Portugal - 0.7%
1,087,200	Redes Energéticas Nacionais	3,858,111
	Portuguese Power Transmission & Gas Transportation
3,184,112	Banco Comercial Português	2,599,213
	Largest Portuguese Banking Franchise
		6,457,324
	Iceland - 0.6%
5,215,901	Marel (a)	5,863,639
	Largest Manufacturer of Poultry & Fish Processing Equipment

	Spain - 0.5%
84,535	Red Eléctrica de España	4,804,098
	Spanish Power Transmission

	Czech Republic - 0.5%
17,591	Komercni Banka	4,439,142
	Leading Czech Republic Universal Bank

	Greece - 0.4%
953,100	Intralot	3,309,295
	Lottery & Gaming Systems & Services

	Russia - 0.4%
109,900	Mail.ru - GDR (a)(c)	3,291,505
	Internet Social Networking & Games for Russian Speakers

	Poland - 0.2%
136,143	Central European Distribution (a)	1,545,223
	Largest Spirits Company in Central & Eastern Europe

	Norway - 0.1%
53,948	Atea	607,253
	Leading Nordic IT Hardware/Software Re-seller & Installation Company
Total Europe		361,029,552

	Asia - 35.5%
	Japan - 16.0%
1,114,589	Kansai Paint	9,659,983
	Paint Producer in Japan, India, China & Southeast Asia
3,260	Advance Residence Investment	6,419,287
	Residential REIT
3,066	Seven Bank	6,186,918
	ATM Processing Services
441,454	Asics	5,913,855
	Footwear & Apparel
359,100	Start Today	5,536,884
	Online Japanese Apparel Retailer
320,000	Gree	5,362,387
	Mobile Social Networking Game Developer/Platform
950	Orix JREIT	5,221,951
	Diversified REIT
269,542	Aeon Delight	4,508,262
	Facility Maintenance & Management
106,686	Hamamatsu Photonics	4,228,854
	Optical Sensors for Medical & Industrial Applications
480,151	Kamigumi	4,097,518
	Port Cargo Handling & Logistics
40,699	Nakanishi	4,088,356
	Dental Tools & Machinery

Number of Shares		Value
	Japan — 16.0% (cont)
224,800	Hoshizaki Electric	$4,086,140
	Commercial Kitchen Equipment
130,341	Kintetsu World Express	4,074,844
	Airfreight Logistics
199,000	Asahi Diamond Industrial	3,815,838
	Consumable Diamond Tools
3,076	Wacom	3,776,613
	Computer Graphic Illustration Devices
742	Osaka Securities Exchange	3,720,496
	Osaka Securities Exchange
104,711	Ain Pharmaciez	3,647,291
	Dispensing Pharmacy/Drugstore Operator
3,570	Jupiter Telecommunications	3,510,586
	Largest Cable Service Provider in Japan
177,347	Daiseki	3,466,027
	Waste Disposal & Recycling
74,286	Makita	3,455,541
	Power Tools
109,116	Tsumura	3,426,196
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
174,660	Ushio	3,415,955
	Industrial Light Sources
106,803	Ibiden	3,380,077
	Electronic Parts & Ceramics
146,718	Glory	3,239,749
	Currency Handling Systems & Related Equipment
250,000	Kuraray	3,228,189
	Special Resin, Fine Chemical, Fibers & Textures
357,000	Shimadzu	3,170,161
	Analytical Instruments, Medical & Industrial Equipment
1,067,000	Nippon Sheet Glass	3,079,727
	Sheet Glass for Building & Automotive Use
420	Fukuoka	3,002,203
	Diversified REIT in Fukuoka
99,446	Icom	2,926,873
	Two Way Radio Communication Equipment
134,725	Aeon Mall	2,889,116
	Suburban Shopping Mall Developer, Owner & Operator
86,458	Miura	2,590,303
	Industrial Boiler Maker, Seller, Distributor & Manufacturer
259,239	Suruga Bank	2,302,686
	Regional Bank
1,949,700	Shinsei Bank	2,297,526
	Commercial Bank
400	Kakaku.com	2,226,066
	Online Price Comparison Services for Consumers
69,500	Pigeon	2,172,437
	Baby Care Products
146,066	Torishima Pump Manufacturing	2,170,083
	Industrial Pump for Power Generation & Water Supply Systems
159,809	Japan Airport Terminal	2,016,621
	Airport Terminal Operator at Haneda
170,500	Sintokogio	1,792,327
	Automated Casting Machines, Surface Treatment Systems & Consumables
525	Mori Hills	1,604,225
	Tokyo Centric Diversified REIT
5,022	Benesse	206,157
	Education Service Provider
		145,914,308
	China - 5.1%
2,345,205	Zhaojin Mining Industry	10,494,615
	Gold Mining & Refining in China
5,438,000	Jiangsu Expressway	6,123,864
	Chinese Toll Road Operator
1,782,000	China Yurun Food	5,983,752
	Meat Processor in China
1,569,070	Shandong Weigao	4,466,623
	Vertically Integrated Hospital Consumable Manufacturing
40,500	New Oriental Education & Technology - ADR (a)	4,052,835
	Education Service Provider
6,538,000	China Communication Services	3,993,204
	China’s Telecom Infrastructure Service Provider
34,884,524	RexLot Holdings	3,858,997
	Lottery Equipment Supplier in China
4,419,901	Wasion Group	2,375,986
	Electronic Power Meter Total Solution Provider
37,000	51job - ADR (a)	2,365,410
	An Integrated Human Resources Service Provider
1,529,600	China Green	1,176,021
	Chinese Fruit & Vegetable Grower & Processor
119,400	Zuoan Fashion (a)(d)	825,054
	Men’s Apparel Provider in China
36,800	Noah Holdings - ADR (a)(d)	538,384
	Wealth Management Product Distributor in China
		46,254,745
	Singapore - 4.1%
5,110,000	Olam International	11,346,101
	Agriculture Supply Chain Manager
8,078,000	Mapletree Logistics Trust	5,804,503
	Industrial Property Landlord
3,000,000	CDL Hospitality Trust	4,787,019
	Hotel Owner/Operator
2,906,072	Ascendas REIT	4,634,038
	Industrial Property Landlord
5,448,000	Mapletree Industrial Trust	4,539,224
	Industrial Property Landlord
600,000	Singapore Exchange	3,734,542
	Singapore Equity & Derivatives Market Operator
1,800,000	Goodpack	2,772,060
	International Bulk Container Leasing
		37,617,487

Number of Shares		Value
	Hong Kong - 3.3%
1,000,000	Melco Crown Entertainment - ADR (a)	$7,600,000
	Macau Casino Operator
2,600,000	Lifestyle International	6,233,971
	Mid- to High-end Department Store Operator in Hong Kong & China
4,546,000	Hutchison Port Holdings Trust (a)	4,500,540
	Southern China Container Ports
3,390,500	Mongolian Mining (a)	4,327,733
	Coking Coal Mining in Mongolia
1,183,000	L’Occitane International (a)	2,916,138
	Skin Care & Cosmetics Producer
5,000,000	Sa Sa International	2,553,251
	Cosmetics Retailer
110,000	Hong Kong Exchanges and Clearing	2,382,581
	Hong Kong Equity & Derivatives Market Operator
		30,514,214
	India - 2.8%
270,000	Shriram Transport Finance	4,846,558
	Truck Financing in India
1,078,700	Jain Irrigation Systems	4,326,374
	Agricultural Micro-irrigation Systems & Food Processing
55,200	Asian Paints	3,142,246
	India’s Largest Paint Company
855,500	Infrastructure Development Finance	2,962,660
	Infrastructure Finance in India
953,100	Mundra Port & Special Economic Zone	2,916,672
	Indian West Coast Shipping Port
4,570,000	REI Agro	2,789,168
	Basmati Rice Processing
792,000	Manappuram General Finance	2,394,996
	Short-term Lending Collateralized by Household Gold
1,430,800	S. Kumars Nationwide (a)	1,757,855
	Textiles, Clothing & Retail
42,959	Patel Engineering (a)	135,378
	Civil Engineering & Construction
		25,271,907
	Taiwan - 2.6%
1,052,000	Simplo Technology	6,580,825
	World’s Largest Notebook Battery Pack Supplier
232,500	Formosa International Hotels	3,960,837
	Hotel, Food & Beverage Operation & Hospitality Management Services
1,082,500	Everlight Electronics	3,058,191
	LED Packager
440,500	China Steel Chemical	2,351,951
	Sole Coal Chemical Producer in Taiwan
491,100	President Chain Store	2,180,146
	Taiwan’s Number One Convenience Chain Store Operator
160,900	St. Shine Optical	1,978,634
	World’s Leading Disposable Contact Lens OEM
677,700	Taiwan Hon Chuan	1,700,840
	Beverage Packaging (Bottles, Caps & Labels) Manufacturer
719,400	Far Eastone Telecom	1,076,651
	Taiwan’s Third Largest Mobile Operator
272,800	Sinyi Realty	490,644
	Taiwanese Realty Company
		23,378,719
	South Korea - 1.3%
172,100	Woongjin Coway	5,938,769
	South Korean Household Appliance Rental Service Provider
21,200	NHN (a)	3,698,842
	South Korea’s Largest Online Search Engine
17,700	MegaStudy	2,722,646
	Education Service Provider
		12,360,257
	Thailand - 0.3%
8,481,000	Home Product Center	2,565,751
	Home Improvement Retailer
Total Asia		323,877,388

	Other Countries - 16.5%
	Canada - 6.0%
249,615	ShawCor	9,387,275
	Oil & Gas Pipeline Products
107,304	Baytex	6,274,434
	Oil & Gas Producer in Canada
190,049	CCL Industries	6,194,480
	Leading Global Label Manufacturer
309,100	Tahoe Resources (a)(c)	6,123,974
	Silver Project in Guatemala
142,717	Ivanhoe Mines (a)	3,914,229
126,992	Ivanhoe Mines (a)(d)(e)	3,487,200
	Copper Mine Project in Mongolia
78,442	AG Growth	3,695,957
	Leading Manufacturer of Augers & Grain Handling Equipment
89,000	Onex Capital	3,120,279
	Private Equity Firm
81,515	Black Diamond Group	2,169,249
	Provides Accommodations/Equipment for Oil Sands Exploitation
4,000,000	Eacom Timber (a)(c)	2,102,527
	Canadian Lumber Producer
196,900	Guyana Goldfields (a)	1,913,149
	Gold Mining Projects in Guyana
349,177	Horizon North Logistics (a)	1,793,606
	Provides Diversified Oil Service Offering in Northern Canada
412,182	DeeThree Exploration (a)(c)	1,655,956
133,000	DeeThree Exploration (a)	562,455
	Canadian Oil & Gas Producer
228,671	Pan Orient (a)	1,625,109
	Growth Oriented & Return Focused Asian Explorer
847,500	Southern Arc Minerals (a)(c)	1,123,123
	Gold & Copper Exploration in Indonesia
		55,143,002
	United States - 3.9%
197,236	Atwood Oceanics (a)	9,157,667
	Offshore Drilling Contractor
59,721	Alexion Pharmaceuticals (a)	5,893,268
	Biotech Focused on Orphan Diseases

Number of Shares		Value
	United States — 3.9% (cont)
133,584	World Fuel Services	$5,424,846
	Global Fuel Broker
47,806	FMC Technologies (a)	4,516,711
	Oil & Gas Wellhead Manufacturer
131,000	BioMarin Pharmaceutical (a)	3,292,030
	Biotech Focused on Orphan Diseases
84,361	Textainer Group Holdings	3,134,855
	Top International Container Leasor
59,415	Bristow (a)	2,810,330
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
48,154	Tesco (a)	1,056,980
	Developing New Well Drilling Technologies
		35,286,687
	South Africa - 3.1%
161,300	Naspers	8,678,965
	Media in Africa, China, Russia & Other Emerging Markets
668,385	Mr. Price	6,051,527
	South African Retailer of Apparel, Household & Sporting Goods
653,000	Adcock Ingram Holdings	5,362,032
	Manufacturer of Pharmaceuticals & Medical Supplies
707,200	Northam Platinum	4,599,675
	Platinum Mining in South Africa
1,592,895	Rand Merchant Insurance	2,743,123
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
263,283	Coronation Fund Managers	692,748
	South African Fund Manager
		28,128,070
	Australia - 2.0%
369,125	UGL	5,987,365
	Engineering & Facilities Management
68,185	Cochlear	5,850,887
	Cochlear Implants
1,073,142	SAI Global	5,557,622
	Publishing, Certification & Compliance Services
150,000	Seek	1,048,102
	Online Job Listing & Education
716,891	Hastie Group (f)	185,379
	Mechanical, Electrical & Hydraulic (MEH) Engineering
		18,629,355
	Israel - 0.8%
421,904	Israel Chemicals	6,946,369
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals

	Senegal - 0.4%
10,000	Sonatel (f)	3,386,596
	Leading Telecoms Operator in Western Africa

	Kazakhstan - 0.3%
262,500	Halyk Savings Bank of Kazakhstan - GDR (a)	2,643,375
	Largest Retail Bank & Insurer in Kazakhstan

	Egypt — %
50,328	Paints & Chemical Industries (Pachin)	346,076
	Paints & Inks in Egypt
Total Other Countries		150,509,530

	Latin America - 5.6%
	Brazil - 4.1%
690,000	Localiza Rent A Car	11,072,796
	Car Rental
836,500	Suzano	7,710,976
	Brazilian Pulp & Paper Producer
193,300	Natura	5,446,238
	Direct Retailer of Cosmetics
444,300	Mills Estruturas e Serviços de Engenharia	4,884,810
	Civil Engineering & Construction
740,700	PDG Realty	4,155,705
	Brazilian Property Developer
489,800	MRV Engenharia	3,918,040
	Brazilian Property Developer
		37,188,565
	Mexico - 0.5%
83,000	Grupo Aeroportuario del Sureste - ADR	4,877,910
	Mexican Airport Operator

	Argentina - 0.4%
1,204,545	Union Agriculture Group (a)(c)	2,649,999
	Farmland Operator in Uruguay
845,000	Madalena Ventures (a)(c)	768,736
	Oil & Gas Exploration in Argentina
		3,418,735
	Colombia - 0.3%
1,200,000	Canacol Energy (a)	1,856,627
	Oil Producer in South America
3,074,000	Gulf United (a)(c)	1,045,160
	Prospecting for Oil Alongside Large Producers in Colombia
		2,901,787

Number of Shares or Principal Amount		Value
	Chile - 0.3%
51,689	Sociedad Quimica y Minera de Chile - ADR	$2,856,334
	Producer of Specialty Fertilizers, Lithium & Iodine
Total Latin America		51,243,331

Total Equities (Cost: $544,378,203) — 97.2%		886,659,801

Securities Lending Collateral — 0.2%
1,952,650	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.00%)	1,952,650

Total Securities Lending Collateral (Cost: $1,952,650)		1,952,650

Short-Term Obligations - 1.9%
	Repurchase Agreement - 1.4%
$12,161,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 4/18/16, market value $12,406,563 (repurchase proceeds $12,161,024)	12,161,000

	Commercial Paper — 0.5%
4,600,000	ConocoPhillips 0.24% Due 4/07/11	4,599,816

Total Short-Term Obligations (Amortized Cost: $16,760,816)		16,760,816

Total Investments: 99.3% (Cost: $563,091,669) (h)(i)		905,373,267

Obligation to Return Collateral for Securities Loaned - (0.2)%		(1,952,650)

Cash and Other Assets Less Liabilities: 0.9%		8,603,815

Total Net Assets: 100.0%		$912,024,432

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP.  These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows.  Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued.  Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost.  Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in Level 2.  Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$9,578,647	$351,450,905	$—	$361,029,552
Asia	19,882,223	299,361,127	4,634,038	323,877,388
Other Countries	79,424,109	70,900,042	185,379	150,509,530
Latin America	46,779,436	1,813,896	2,649,999	51,243,331
Total Equities	155,664,415	723,525,970	7,469,416	886,659,801
Total Securities Lending Collateral	1,952,650	—	—	1,952,650
Total Short-Term Obligations	—	16,760,816	—	16,760,816
Total Investments	157,617,065	740,286,786	7,469,416	905,373,267
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	904,909	—	904,909
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(1,779,943)	—	(1,779,943)
Total	$157,617,065	$739,411,752	$7,469,416	$904,498,233

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement but are not yet trading are valued using a market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Asia	$23,569	$(10,978,161)	$10,892,264	$—	$(147,487)	$4,843,853	$—	$4,634,038
Other Countries	—	(119,525)	(389,694)	—	(392,711)	1,087,309	—	185,379
Latin America	2,649,999	—	—	—	—	—	—	2,649,999
	$2,673,568	$(11,097,686)	$10,502,570	$—	$(540,198)	$5,931,162	$—	$7,469,416

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $10,502,570.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$38,842,826	$—	$—	$38,842,826

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$5,931,162	$5,931,162	$—

Financial assets were transferred from Level 2 to Level 3 as trading was halted during the period.

(a)               Non-income producing security.

(b)              An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in this affiliated company during the three months ended March 31, 2011, are as follows:

Affiliate	Balance of Shares Held at 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/11	Value	Dividend
Charles Taylor	2,250,000	—	—	2,250,000	$5,053,227	$—

The aggregate cost and value of this company at March 31, 2011, was $9,152,033 and $5,053,227, respectively.  Investments in the affiliated company represented 0.6% of the total net assets at March 31, 2011.

(c)               Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the market value of these securities amounted to $19,471,553 which represented 2.13% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Tahoe Resources	5/28/10	309,100	$1,765,109	$6,123,974
Mail.ru – GDR	11/05/10-12/31/10	109,900	3,640,848	3,291,505
Union Agriculture Group	12/08/10	1,204,545	2,649,999	2,649,999
Eacom Timber	3/17/10	4,000,000	1,980,198	2,102,527
DeeThree Exploration	9/07/10-3/08/11	412,182	1,432,495	1,655,956
Southern Arc Minerals	2/16/11	847,500	1,374,835	1,123,123
Gulf United	2/11/11	3,074,000	922,200	1,045,160
Madalena Ventures	10/21/10	845,000	535,436	768,736
Sterling Resources	12/02/10	161,600	482,244	710,573
			$14,783,364	$19,471,553

(d)              All or a portion of this security was on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $1,649,930.

(e)               Security is traded on a U.S. exchange.

(f)                 Illiquid security.

(g)              Investment made with cash collateral received from securities lending activity.

(h)              At March 31, 2011, for federal income tax purposes cost of investments was $563,091,669 and net unrealized appreciation was $342,281,598 consisting of gross unrealized appreciation of $360,474,979 and gross unrealized depreciation of $18,193,381.

(i)                  On March 31, 2011, the Fund’s total investments were denominated in currencies as follows:

		Percentage of
Currency	Value	Net Assets
Euro	$198,085,360	21.7
Japanese Yen	145,914,308	16.0
U.S. Dollar	97,998,687	10.8
British Pound	74,820,386	8.2
Hong Kong Dollar	56,886,736	6.2
Canadian Dollar	56,061,404	6.1
Other currencies less than 5% of total net assets	273,653,736	30.1
Cash and other assets less liabilities	8,603,815	0.9
	$912,024,432	100.0

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = United States Dollar

At March 31, 2011, the Fund had entered into the following forward foreign currency exchange contracts:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
AUD	USD	6,071,730	$6,000,000	4/15/11	$271,767
AUD	USD	6,049,058	6,000,000	5/13/11	226,784
AUD	USD	6,020,047	6,000,000	6/15/11	171,585
CAD	USD	4,953,005	5,000,000	4/15/11	107,302
CAD	USD	4,949,950	5,000,000	5/13/11	101,052
CAD	USD	4,881,150	5,000,000	6/15/11	26,419
			$33,000,000		$904,909

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
USD	EUR	10,101,440	13,500,000	4/15/11	(812,828)
USD	EUR	10,019,374	13,500,000	5/13/11	(689,075)
USD	EUR	9,684,084	13,500,000	6/15/11	(205,145)
JPY	USD	247,584,000	3,000,000	4/15/11	(23,343)
USD	JPY	41,630,500	500,000	4/15/11	(516)
JPY	USD	207,361,000	2,500,000	5/13/11	(6,547)
JPY	USD	204,325,000	2,500,000	6/15/11	(42,489)
			$49,000,000		$(1,779,943)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust company.

Wanger Select

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value
	Equities - 98.6%

	Consumer Goods & Services - 26.8%
	Retail - 9.9%
242,000	Abercrombie & Fitch	$14,205,400
	Teen Apparel Retailer
543,000	Safeway	12,782,220
	Supermarkets
53,550	lululemon athletica (a)	4,768,627
	Premium Active Apparel Retailer
31,000	Tiffany & Co.	1,904,640
	Luxury Good Retailer
		33,660,887
	Travel - 6.0%
1,308,500	Hertz (a)	20,451,855
	Largest U.S. Rental Car Operator
	Educational Services - 5.1%
151,500	ITT Educational Services (a)	10,930,725
	Post-secondary Degree Services
287,000	Career Education (a)	6,520,640
	Post-secondary Education
		17,451,365
	Apparel - 2.6%
172,000	Coach	8,950,880
	Designer & Retailer of Branded Leather Accessories
	Casinos & Gaming - 1.6%
50,663,000	RexLot Holdings (China)	5,604,444
	Lottery Equipment Supplier in China
	Leisure Products - 0.7%
75,200	Thor Industries	2,509,424
	RV & Bus Manufacturer
	Food & Beverage - 0.5%
146,000	GLG Life Tech (Canada) (a)	1,540,300
	Produce an All-natural Sweetener Extracted from the Stevia Plant
	Other Consumer Services - 0.4%
347,950	IFM Investments (Century 21 China RE) - ADR (China) (a)	1,235,223
	Provides Real Estate Services in China
Total Consumer Goods & Services		91,404,378

	Energy & Minerals - 18.4%
	Oil & Gas Producers - 12.9%
561,000	Pacific Rubiales Energy (Colombia)	15,565,652
	Oil Production & Exploration in Colombia
7,499,000	Canacol Energy (Colombia) (a)	11,602,372
	Oil Producer in South America
5,368,900	ShaMaran Petroleum (Iraq) (a)	5,316,291
	Oil Exploration in Kurdistan
8,714,000	Petrodorado (Colombia) (a)	3,999,722
5,714,000	Petrodorado - Warrants (Colombia) (a)(b)	1,030,229
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
215,000	Houston American Energy	3,313,150
	Oil & Gas Exploration & Production in Colombia
3,600,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)	2,001,444
1,800,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(b)	313,584
	Oil & Gas Exploration/Production in the North Sea
1,875,000	Petromanas (Canada) (a)(b)	634,928
700,000	Petromanas (Canada) (a)	241,877
937,500	Petromanas - Warrants (Canada) (a)(b)	61,598
	Exploring for Oil in Albania
		44,080,847
	Alternative Energy - 2.3%
483,600	Canadian Solar (China) (a)(c)	5,450,172
	Solar Cell & Module Manufacturer
669,700	Synthesis Energy Systems (China) (a)	1,888,554
	Owner/Operator of Gasification Plants
226,000	Real Goods Solar (a)	598,900
	Residential Solar Energy Installer
		7,937,626
	Agricultural Commodities - 1.7%
1,363,636	Union Agriculture Group (Argentina) (a)(b)	2,999,999
	Farmland Operator in Uruguay
5,000,000	Eacom Timber (Canada) (a)(b)	2,628,159
162,000	Eacom Timber (Canada) (a)	86,890
	Canadian Lumber Producer
		5,715,048
	Oil Services - 0.9%
1,804,800	Tuscany International Drilling (Colombia) (a)(b)	2,791,250
200,000	Tuscany International Drilling - Warrants (Colombia) (a)(b)	32,347
	South America-based Drilling Rig Contractor
		2,823,597
	Mining - 0.6%
152,000	Kirkland Lake Gold (Canada) (a)	2,121,258
	Gold Mining
Total Energy & Minerals		62,678,376

	Industrial Goods & Services - 17.3%
	Machinery - 10.0%
282,000	Ametek	12,371,340
	Aerospace/Industrial Instruments
130,000	Pall	7,489,300
	Filtration & Fluids Clarification
121,000	Donaldson	7,416,090
	Industrial Air Filtration
90,000	Kennametal	3,510,000
	Consumable Cutting Tools
98,000	Oshkosh (a)	3,467,240
	Specialty Truck Manufacturer
		34,253,970

1

Number of Shares		Value
	Waste Management - 2.5%
227,000	Waste Management	$8,476,180
	U.S. Garbage Collection & Disposal
	Industrial Materials & Specialty Chemicals - 1.7%
151,000	Nalco Holding Company	4,123,810
	Provider of Water Treatment & Process Chemicals & Services
239,900	ChemSpec International - ADR (China) (a)	1,768,063
	Specialty Chemicals with Focus on Fluorinated Chemical Manufacturing
		5,891,873
	Other Industrial Services - 1.7%
113,500	Expeditors International of Washington	5,690,890
	International Freight Forwarder
	Industrial Distribution - 1.4%
33,500	WW Grainger	4,612,280
	Industrial Distribution
Total Industrial Goods & Services		58,925,193

	Information - 17.1%
	Mobile Communications - 6.7%
234,000	Crown Castle International (a)	9,956,700
	Communications Towers
136,000	American Tower (a)	7,047,520
	Communications Towers
76,000	SBA Communications (a)	3,015,680
	Communications Towers
2,268,900	Globalstar (a)	2,881,503
	Satellite Mobile Voice & Data Carrier
		22,901,403
	Contract Manufacturing - 3.5%
1,060,833	Sanmina-SCI (a)	11,891,938
	Electronic Manufacturing Services
	Computer Services - 2.0%
635,000	WNS - ADR (India) (a)	6,699,250
	Offshore BPO (Business Process Outsourcing) Services
	Computer Hardware & Related Equipment - 1.8%
113,000	Amphenol	6,146,070
	Electronic Connectors
	Business Information & Marketing Services - 1.0%
346,000	Navigant Consulting (a)	3,456,540
	Financial Consulting Firm
	Instrumentation - 0.9%
18,500	Mettler Toledo (a)	3,182,000
	Laboratory Equipment
	Advertising - 0.7%
555,000	VisionChina Media - ADR (China) (a)	2,403,150
	Advertising on Digital Screens in China’s Mass Transit System
	Business Software 0.5%
27,500	Concur Technologies (a)	1,524,875
	Web Enabled Cost & Expense Management Software
Total Information		58,205,226

	Finance - 12.7%
	Credit Cards 5.5%
778,200	Discover Financial Services	18,770,184
	Credit Card Company
	Insurance - 3.8%
1,751,000	CNO Financial Group (a)	13,150,010
	Life, Long-term Care & Medical Supplement Insurance
	Brokerage & Money Management - 3.4%
907,000	MF Global (a)	7,509,960
	Futures Broker
166,000	SEI Investments	3,964,080
	Mutual Fund Administration & Investment Management
		11,474,040

Total Finance		43,394,234

	Other Industries - 4.9%
	Transportation - 2.6%
197,000	JB Hunt Transport Services	8,947,740
	Truck & Intermodal Carrier
	Real Estate - 1.6%
291,500	BioMed Realty Trust	5,544,330
	Life Science-focused Office Buildings
	Regulated Utilities - 0.7%
76,000	Wisconsin Energy	2,318,000
	Wisconsin Utility
Total Other Industries		16,810,070

	Health Care - 1.4%
	Biotechnology & Drug Delivery - 0.8%
300,000	NPS Pharmaceuticals (a)	2,871,000
	Orphan Drugs & Healthy Royalties
	Pharmaceuticals - 0.6%
320,500	Akorn (a)	1,849,285
	Develops, Manufactures & Sells Specialty Generic Drugs
Total Health Care		4,720,285

Total Equities (Cost: 244,211,397) - 98.6%		336,137,762

Securities Lending Collateral — 0.4%
1,277,520	Dreyfus Government Cash Management Fund (d) (7 day yield of 0.00%)	1,277,520

Total Securities Lending Collateral (Cost: $1,277,520)		1,277,520

2

Principal Amount	Value
Short-Term Obligation - 1.1%
Repurchase Agreement 1.1%
$3,693,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 9/08/17, market value $3,768,375 (repurchase proceeds $3,693,007)	$3,693,000
Total Short-Term Obligation (Amortized Cost: $3,693,000)	3,693,000

Total Investments (Cost: $249,181,917) — 100.1% (e)(f)	341,108,282

Obligation to Return Collateral for Securities Loaned — (0.4)%	(1,277,520)

Cash and Other Assets Less Liabilities: 0.3%	1,187,040

Total Net Assets: 100.0%	$341,017,802

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP.  These inputs are summarized in the three broad levels listed below:

• Level 1 —quoted prices in active markets for identical securities

• Level 2 —prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 —prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows.  Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued.  Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost.  Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in Level 2.  Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$85,799,934	$5,604,444	$—	$91,404,378
Energy & Minerals	50,184,838	9,493,539	2,999,999	62,678,376
Industrial Goods & Services	58,925,193	—	—	58,925,193
Information	58,205,226	—	—	58,205,226
Finance	43,394,234	—	—	43,394,234
Other Industries	16,810,070	—	—	16,810,070
Health Care	4,720,285	—	—	4,720,285
Total Equities	318,039,780	15,097,983	2,999,999	336,137,762
Total Securities Lending Collateral	1,277,520	—	—	1,277,520
Total Short-Term Obligation	—	3,693,000	—	3,693,000
Total Investments	$319,317,300	$18,790,983	$2,999,999	$341,108,282

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.  Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement but are not yet trading are valued using a market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Energy & Minerals	$2,999,999	$—	$—	$—	$—	$—	$—	$2,999,999
	$2,999,999	$—	$—	$—	$—	$—	$—	$2,999,999

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation (depreciation) attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $0.

3

(a)	Non-income producing security.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the market value of these securities amounted to $12,493,538 which represented 3.66% of total net assets.

	Additional information on these securities is as follows:

		Acquisition
	Security	Dates	Shares	Cost	Value
	Union Agriculture Group	12/08/10	1,363,636	$2,999,999	$2,999,999

	Tuscany International Drilling	3/18/10- 3/23/10	1,084,800	1,084,800	2,791,250

	Eacom Timber	3/17/10	5,000,000	2,475,248	2,628,159

	Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	2,001,444

	Petrodorado — Warrants	11/20/09	5,714,000	706,004	1,030,229

	Petromanas	5/20/10	1,875,000	651,600	634,928

	Canadian Overseas Petroleum — Warrants	11/24/10	1,800,000	225,295	313,584

	Petromanas — Warrants	5/20/10	937,500	54,282	61,598

	Tuscany International Drilling — Warrants	2/12/10	200,000	24,780	32,347
				$9,761,073	$12,493,538

(c)	All or a portion of this security was on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $1,200,869.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	On March 31, 2011, the market value of foreign securities represents 15.8% of total net assets. The Fund’s foreign portfolio was diversified as follows:

					Percentage of
	Currency		Value	Cost	Net Assets
	Canadian Dollar		$48,427,601	$20,511,234	14.2
	Hong Kong Dollar		5,604,444	3,210,487	1.6
			$54,032,045	$23,721,721	15.8

(f)

At March 31, 2011, for federal income tax purposes cost of investments was $249,181,917 and net unrealized appreciation was $91,926,365 consisting of gross unrealized appreciation of $118,053,815 and gross unrealized depreciation of $26,127,450.

	ADR = American Depositary Receipts GDR = Global Depositary Receipts

4

Wanger International Select

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value
	Equities- 93.5%

	Europe - 50.0%
	United Kingdom - 18.6%
155,000	Serco	$1,387,472
	Facilities Management
100,000	Chemring	1,109,304
	Defense Manufacturer of Countermeasures & Energetics
29,000	Intertek Group	946,253
	Testing, Inspection & Certification Services
39,000	Petropavlovsk	624,386
	Gold & Iron Ore Mining in Russia
163,000	Cobham	601,937
	Aerospace Components
927,300	Workspace Group	405,364
	United Kingdom Real Estate
36,000	JLT Group	399,638
	International Business Insurance Broker
195,000	Archipelago Resources (a)	179,480
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
15,900	Shaftesbury	120,672
	London Prime Retail REIT
		5,774,506
	Netherlands - 10.6%
12,637	Fugro	1,113,591
	Sub-sea Oilfield Services
12,000	AkzoNobel	824,470
	Largest Global Supplier of Protective Paints & Coatings
17,523	Imtech	650,392
	Electromechanical & Information & Communications Technologies Installation & Maintenance
17,000	Aalberts Industries	403,427
	Flow Control & Heat Treatment
3,000	Core Laboratories	306,510
	Oil & Gas Reservoir Consulting
		3,298,390
	Germany - 5.8%
47,000	Wirecard	842,929
	Online Payment Processing & Risk Management
8,000	Rheinmetall	662,909
	Defense & Automotive
13,900	Rhoen-Klinikum	301,396
	Health Care Services
		1,807,234
	Sweden - 4.2%
53,733	Hexagon	1,282,904
	Measurement Equipment & Software
	Switzerland - 2.7%
3,800	Kuehne & Nagel	531,628
	Freight Forwarding/Logistics
6,900	Bank Sarasin & Cie	300,490
	Private Banking
		832,118
	France - 2.6%
9,000	Neopost	788,374
	Postage Meter Machines
	Ireland - 2.4%
226,000	United Drug	736,660
	Irish Pharmaceutical Wholesaler & Outsourcer
	Iceland - 1.2%
330,000	Marel (a)	370,981
	Largest Manufacturer of Poultry & Fish Processing Equipment
	Denmark - 1.0%
2,000	Novozymes	306,204
	Industrial Enzymes
	Spain - 0.9%
5,100	Red Eléctrica de España	289,831
	Spanish Power Transmission
Total Europe		15,487,202

	Asia - 25.6%
	Japan - 12.9%
146,000	Kansai Paint	1,265,361
	Paint Producer in Japan, India, China & Southeast Asia
33,000	Asahi Diamond Industrial	632,777
	Consumable Diamond Tools
302	Seven Bank	609,409
	ATM Processing Services
36,000	Gree	603,269
	Mobile Social Networking Game Developer/Platform
600	Jupiter Telecommunications	590,015
	Largest Cable Service Provider in Japan
7,360	Ain Pharmaciez	256,363
	Dispensing Pharmacy/Drugstore Operator
1,100	Benesse	45,156
	Education Service Provider
		4,002,350
	China - 4.4%
847,000	Jiangsu Expressway	953,827
	Chinese Toll Road Operator
91,500	Zhaojin Mining Industry	409,456
	Gold Mining & Refining in China
		1,363,283
	South Korea - 4.3%
5,623	NHN (a)	981,066
	South Korea’s Largest Online Search Engine
10,500	Woongjin Coway	362,330
	South Korean Household Appliance Rental Service Provider
		1,343,396
	Singapore - 4.0%
770,000	Ascendas REIT	1,227,846
	Industrial Property Landlord
Total Asia		7,936,875

1

Number of Shares		Value
	Other Countries - 13.5%
	Canada - 3.9%
14,800	CCL Industries	$482,393
	Leading Global Label Manufacturer
8,700	AG Growth	409,918
	Leading Manufacturer of Augers & Grain Handling Equipment
9,000	Pan American Silver	334,170
	Silver Mining
		1,226,481
	South Africa - 3.6%
81,000	Adcock Ingram Holdings	665,122
	Manufacturer of Pharmaceuticals & Medical Supplies
8,300	Naspers	446,593
	Media in Africa, China, Russia & Other Emerging Markets
		1,111,715
	United States - 2.8%
10,500	Atwood Oceanics (a)	487,515
	Offshore Drilling Contractor
5,000	SM Energy	370,950
	Oil & Gas Producer
		858,465
	Australia - 2.0%
39,400	UGL	639,085
	Engineering & Facilities Management
	Israel - 1.2%
22,000	Israel Chemicals	362,215
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
Total Other Countries		4,197,961

	Latin America - 4.4%
	Colombia - 3.9%
38,000	Pacific Rubiales Energy	1,054,358
	Oil Production & Exploration in Colombia
1,200,000	Quetzal Energy (a)(b)	169,820
	Explores for Oil & Gas in Latin America
		1,224,178
	Argentina - 0.5%
68,182	Union Agriculture Group (a)(b)	150,000
	Farmland Operator in Uruguay
Total Latin America		1,374,178

Total Equities (Cost: $20,829,445) - 93.5%		28,996,216

Principal Amount
Short-Term Obligation - 5.8%
	Repurchase Agreement - 5.8%
$1,808,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 1/14/16, market value $1,846,900 (repurchase proceeds $1,808,004)	1,808,000

Total Short-Term Obligation (Cost: $1,808,000)		1,808,000

Total Investments (Cost: $22,637,445) - 99.3% (c)(d)		30,804,216

Cash and Other Assets Less Liabilities - 0.7%		209,804

Total Net Assets - 100.0%		$31,014,020

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

2

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP.  These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows.  Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued.  Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost.  Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in Level 2.  Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$306,510	$15,180,692	$—	$15,487,202
Asia	—	6,709,029	1,227,846	7,936,875
Other Countries	2,084,946	2,113,015	—	4,197,961
Latin America	1,054,358	169,820	150,000	1,374,178
Total Equities	3,445,814	24,172,556	1,377,846	28,996,216
Total Short-Term Obligation	—	1,808,000	—	1,808,000
Total Investments	$3,445,814	$25,980,556	$1,377,846	$30,804,216

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement but are not yet trading are valued using a market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade. .Securities for which no market exists are valued based upon a market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Asia	$—	$—	$(14,138)	$—	$—	$1,241,984	$—	$1,227,846
Latin America	150,000	—	—	—	—	—	—	150,000
	$150,000	$—	$(14,138)	$—	$—	$1,241,984	$—	$1,377,846

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $14,138.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$1,241,984	$1,241,984	$—

Financial assets were transferred from Level 2 to Level 3 as trading was halted during the period.

(a)	Non-income producing security.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures by the Board of Trustees. At March 31, 2011, the market value of these securities amounted to $319,820 which represents 1.03 % of total net assets.

Additional information on these securities is as follows:

3

		Acquisition
	Security	Dates	Shares	Cost	Value
	Quetzal Energy	1/14/11	1,200,000	$151,653	$169,820
	Union Agriculture Group	12/08/10	68,182	150,000	150,000
				$301,653	$319,820

(c)	On March 31, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$6,613,979	21.3
British Pound	5,774,506	18.6
Japanese Yen	4,002,350	12.9
U.S. Dollar	3,457,145	11.1
Canadian Dollar	2,116,489	6.8

Other currencies less than 5% of total net assets	8,839,747	28.6

Cash and other assets less liabilities	209,804	0.7

	$31,014,020	100.0

(d)

At March 31, 2011, for federal income tax purposes, the cost of investments was $22,637,445 and net unrealized appreciation was $8,166,771 consisting of gross unrealized appreciation of $8,620,878 and gross unrealized depreciation of $454,107.

GDR = Global Depositary Receipts

4

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 19, 2011

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 19, 2011